Equity - Disclosure of hedging reserve (Details) - Secured Loan Due 2030 With Margin Rate At 2.15% - Interest rate swaps - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Jun. 21, 2022
Disclosure of reserves within equity [line items]
Credit facility size	$ 161,100	$ 161,100	$ 161,100	$ 150,000
Notional Value	82,964	102,220	$ 109,400
Fair Value - Assets	1,044	538
Fair Value - Liabilities	0	187
Change recognised in OCI	$ 954	$ (1,794)